LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 10,201	$ 10,938
Operating lease liabilities - current	3,969	3,317
Operating lease liabilities - non current	6,375	8,298
Total operating lease liabilities	$ 10,344	$ 11,615